RELATED PARTY TRANSACTIONS (Details) - Officers And Directors [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Salaries	$ 750	$ 0	$ 0
Short-term employee benefits	14	2	2
Stock-based compensation	2,227	1,404	2,998
Total	$ 2,991	$ 1,406	$ 3,000